PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Extension of public electric power concessions (Details)	Dec. 28, 2019 BRL (R$)	Dec. 10, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) GW MW	Dec. 31, 2017 BRL (R$)	Oct. 02, 2015 BRL (R$) MW	Dec. 11, 2014 BRL (R$) MW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW			60.268
Residual book value of assets			R$ 2,593,562,000	R$ 2,545,269,000
Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | MW					4,617
Base value of assets					R$ 1,311,900,000
Residual book value of assets			R$ 1,727,706,000	1,700,510,000	R$ 995,718,000
Chesf
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | MW			10,323			9,208.5
Base value of assets						R$ 4,802,300,000
Residual book value of assets			R$ 487,822,000	R$ 487,822,000		R$ 487,822,000
Amazonas Distribuidora
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Auction amount		R$ 45,500
CEAL
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Auction amount	R$ 45,500